Loss Per Share	3 Months Ended
Mar. 31, 2018
Earnings Per Share [Abstract]
Loss Per Share

NOTE 8 - LOSS PER SHARE:

The following table sets forth the calculation of basic and diluted loss per share (“LPS”) for the periods indicated:

	Three months ended March 31,
	2018	2017
Basic and diluted:
Net Loss attributable to equity holders of the Company	$13,382	$3,417
Dividend accumulated on preferred shares during the period	$—	$602
Net Loss attributable to equity holders of the Company, after reducing dividend accumulated on preferred shares	$13,382	$4,019
Weighted average number of ordinary shares outstanding used in computing basic and diluted net loss per ordinary share	15,267,939	2,307,025
Basic and diluted net loss per ordinary share	$0.88	$1.74

For the three-month periods ended March 31, 2018 and March 31, 2017, all ordinary shares underlying outstanding options, A-1 warrants and convertible preferred shares have been excluded from the calculation of the diluted loss per share since their effect was anti-dilutive.